Equity (10Q) (Details 7) shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015 $ / shares shares	Sep. 30, 2014 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares
Class Of Warrant Or Right Number Of Warrants Or Rights Roll Forward
Number of Warrants Outstanding at beginning of period | shares	213,521	77,155	77,155	151,722
Number of warrants issued | shares	40,560	124,711	153,767	51,110
Number Of Warrants Or Rights Exercised | shares				(12,411)
Number Of Warrants Or Rights Expired | shares	(16,259)	(28,052)	(17,401)	(113,266)
Number of Warrants Outstanding at end of period | shares	237,822	173,814	213,521	77,155
Number of Warrants Or Rights Exercisable at end of period | shares	237,822	173,814	213,521	77,155
Excercise Price of Warrants Outstanding at beginning of period | $ / shares	$ 0.0284	$ 0.0289	$ 0.0289	$ 0.0269
Exercise Price Of Warrants Issued | $ / shares	0.0193	0.0275	0.0275	0.0283
Exercise Price Of Warrants Exercised | $ / shares				0.0225
Exercise Price Of Warrants Expired | $ / shares	0.0500	0.0225	0.0225	0.0230
Excercise Price of Warrants Outstanding at end of period | $ / shares	$ 0.0264	$ 0.0286	$ 0.0284	$ 0.0289
Exercise Price Of WarrantsExercisable at end of period | $ / shares	0.0264	0.0286	0.0284	0.0289